Business combination - Revenue and Earnings (Details) - DigitalGlobe - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017
Business combination
Revenue	$ 221.6
Net earnings	$ 7.6
Consolidated revenue		$ 2,307.9
Consolidated net earnings		$ 41.7